Business Combinations - Additional Information (Detail) - USD ($) $ in Millions							9 Months Ended
		Sep. 01, 2020	Jul. 01, 2020	Jun. 12, 2020	Feb. 14, 2020	May 01, 2019	Sep. 30, 2020	Sep. 30, 2019
Business Acquisition [Line Items]
Enterprise value, net of cash acquired			$ 2.1	$ 3.0			$ 128.8	$ 65.6
FlaglerCE Holdings LLC
Business Acquisition [Line Items]
Total consideration paid					$ 75.8
Percentage of goodwill expected to be deductible for income tax purposes					100.00%
Enterprise value, net of cash acquired					$ 75.4
FlaglerCE Holdings LLC | New Equipment
Business Acquisition [Line Items]
Additional floorplan borrowings					1.2
Enterprise value, net of cash acquired					74.2
Liftech Equipment Companies, Inc.
Business Acquisition [Line Items]
Total consideration paid					$ 18.4
Percentage of goodwill expected to be deductible for income tax purposes					100.00%
Enterprise value, net of cash acquired					$ 18.4
Liftech Equipment Companies, Inc. | New Equipment
Business Acquisition [Line Items]
Total consideration paid					15.9
Additional floorplan borrowings					$ 2.5
Peak Logix LLC
Business Acquisition [Line Items]
Total consideration paid				$ 9.4
Percentage of goodwill expected to be deductible for income tax purposes				100.00%
Enterprise value, net of cash acquired				$ 6.4
Cash Consideration paid	[1]			5.7
Additional consideration				$ 1.0
Earn-out payment period				5 years
Earn-out payment				$ 1.7
Peak Logix LLC | Commercial Paper
Business Acquisition [Line Items]
Additional consideration				$ 1.0
Debt instrument, interest rate				6.00%
Peak Logix LLC | Minimum
Business Acquisition [Line Items]
Earn-out payment				$ 2.0
Peak Logix LLC | Maximum
Business Acquisition [Line Items]
Earn-out payment				$ 3.7
Hilo Equipment & Services
Business Acquisition [Line Items]
Total consideration paid			$ 19.0
Percentage of goodwill expected to be deductible for income tax purposes			100.00%
Enterprise value, net of cash acquired			$ 16.9
Cash Consideration paid	[2]		18.2
Additional earn-out payment			1.0
Hilo Equipment & Services | New Equipment
Business Acquisition [Line Items]
Enterprise value, net of cash acquired			$ 16.9
Martin Implement Sales, Inc.
Business Acquisition [Line Items]
Percentage of goodwill expected to be deductible for income tax purposes		100.00%
Enterprise value, net of cash acquired		$ 16.2
Martin Implement Sales, Inc. | Industrial Equipment
Business Acquisition [Line Items]
Total consideration paid		16.2
Martin Implement Sales, Inc. | New Equipment
Business Acquisition [Line Items]
Total consideration paid		14.1
Additional floorplan borrowings		$ 2.1
Northland Industrial Truck Co., Inc
Business Acquisition [Line Items]
Total consideration paid						$ 65.6
Northland Industrial Truck Co., Inc | Industrial Equipment
Business Acquisition [Line Items]
Goodwill expected to be deductible for income tax purposes						1.0
Northland Industrial Truck Co., Inc | New Equipment
Business Acquisition [Line Items]
Total consideration paid						42.1
Additional floorplan borrowings						$ 23.5

[1]	Includes $3.0 million cash acquired as part of the Business Combination
[2]	Includes $2.1 million cash acquired as part of the Business Combination